SCHEDULE OF PROVED DEVELOPED AND UNDEVELOPED RESERVES (Details) (Parenthetical) - bbl	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revisions of previous estimates	226,585	[1]	290,165	[2]
Revisions of previous estimates	64,267	[3]	(75,594)	[2]
Revisions of previous estimates	162,318	[4]	365,759	[2]
Improved recovery	11,006
Production	72,524	[5]	90,989	[6]
Revisions of previous estimates	(226,585)	[1]	(290,165)	[2]
Revisions of previous estimates	(162,318)	[4]	(365,759)	[2]
Percentage of increase in production	61.13%		43.57%
Proved developed reserves	239,357		387,154		398,708
Proved undeveloped reserves	4,070,521		4,232,838		4,598,597
Crude Oil [Member] | Kruh Block Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proved developed reserves			39,647
Proved undeveloped reserves			90,989
Net Proved Developed Reserves And Undeveloped Reserves [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revisions of previous estimates	(618,421)	[7]	131,134	[8]
Improved recovery	6,728
Production	44,335	[9]	39,647	[10]
Revisions of previous estimates	618,421	[7]	(131,134)	[8]
Percentage of increase in production	61.13%
Net Proved Developed Reserves [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revisions of previous estimates	25,576	[11]	11,159	[8]
Proved developed reserves	44,542		121,182		170,315
Net Proved Undeveloped Reserves [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revisions of previous estimates	(643,997)	[12]	119,975	[8]
Revisions of previous estimates	643,997	[12]	(119,975)	[8]
Proved undeveloped reserves	2,488,392		1,844,395		1,964,370

[1]	The revision of previous estimates in the amount of negative 226,585 bbls refers to the sum of 1) revision of previous PDP reserves estimates of negative 64,267 bbls (g) and 2) revision of previous PUD reserves estimates of negative 162,318 bbls (h);
[2]	The revision of previous estimates in the amount of negative 290,165 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 75,594 bbls and 2) revision of previous PUD reserves estimates of negative 365,759 bbls;
[3]	The revision of previous estimates in the amount of negative 64,267 bbls refers to the total gross amount of PDP reserves increase as a result of improved reservoir management which has increased oil production in 2020;
[4]	The revision of previous estimates in the amount of negative 162,318 bbls refers to the amount of PUD reserves decrease from 2019 to 2020 due to the revision of the drilling schedule;
[5]	The production of negative 72,524 bbls refers to the amount of total gross crude oil produced from Kruh block in 2020;
[6]	The amount of negative 90,989 bbls is the total gross amount of crude oil produced from the Kruh Block in 2019;
[7]	The revision of previous estimates in the amount of 618,421 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of negative 25,576 bbls (i) and 2) net PUD reserves revision of previous estimates in the amount of 643,997 bbls (j);
[8]	The revision of previous estimates in the amount of negative 131,134 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of negative 11,159 bbls and 2) net PUD reserves revision of previous estimates in the amount of negative 119,975 bbls;
[9]	The production of negative 44,335 bbls is the amount of net share (61.13%) of the total crude oil production in the amount of negative 72,524 bbls in 2020 (c);
[10]	The amount of negative 39,647 bbls is the total net amount of crude oil produced from the Kruh Block in 2019 that the Company is entitled to, calculated as approximately 43.57% of the total gross amount of crude oil produced (m);
[11]	The revision of previous estimates of net PDP reserves in the amount of negative 25,576 bbls refers to the sum of 1) net share difference (61.13% in 2020 as compared with 43.57% in 2019) of the beginning total PDP reserves in the amount of 387,154 bbls, 2) net share (61.13%) of revision of previous estimates of total PDP reserves estimates in the amount of negative 64,267 bbls (g), and 3) net share (61.13%) of the transfer of Non-shareable oil (NSO) to Pertamina in the amount of 88,771 bbls according to the KSO contract;
[12]	The revision of previous estimates of net PUD reserves in the amount of 643,997 bbls refers to the sum of 1) net share difference (61.13% in 2020 as compared with 43.57% in 2019) of the beginning total PUD reserves in the amount of 4,232,838 bbls and 2) net share (61.13%) of revision of previous PUD reserves estimates in the amount of negative 162,318 bbls;